Long-Term Debt	12 Months Ended
Dec. 31, 2023
Long-Term Debt
Long-Term Debt

17) Long-Term Debt

Long-term debt as of December 31, 2023 and 2022, consisted of the following:

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2023	2022
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$288,534	$313,630
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	—	192,021
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	222,264	—
$55 million revolving credit facility with DNB		—	55,000
Hilda loan facility	Hilda Knutsen	60,000	66,154
$172.5 million loan facility	Dan Cisne, Dan Sabia	10,370	31,739
$192.1 million loan facility	Tove Knutsen, Synnøve Knutsen	153,702	162,808
$25 million revolving credit facility with NTT		25,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	79,070	84,247
Torill Sale & Leaseback	Torill Knutsen	99,065	107,048
Total long-term debt		$963,005	$1,062,647
Less: current installments		101,010	371,906
Less: unamortized deferred loan issuance costs		2,050	2,119
Current portion of long-term debt		98,960	369,787
Amounts due after one year		861,995	690,741
Less: unamortized deferred loan issuance costs		4,166	4,140
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$857,829	$686,601

The Partnership’s outstanding debt of $963.0 million as of December 31, 2023 is repayable as follows :

	Sale &	Period
(U.S. Dollars in thousands)	Leaseback	repayment	Balloon repayment	Total
2024	13,804	80,736	6,470	101,010
2025	14,399	76,081	186,583	277,063
2026	15,060	59,096	219,521	293,677
2027	15,751	26,818	37,500	80,069
2028 and thereafter	119,121	13,241	78,824	211,186
Total	$178,135	$255,972	$528,898	$963,005

As of December 31, 2023, the interest rates on the Partnership’s loan agreements were SOFR plus a fixed margin ranging from 2.0% to 2.5%, except for the Dan Sabia Facility that bore interest based on LIBOR until it was fully repaid in January 2024.

$345 Million Term Loan Facility

In September 2021, the Partnership’s subsidiaries which own the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Anna Knutsen and the Brasil Knutsen, entered into a new $345 million senior secured credit facility in order to refinance their existing term loans (the “$345 Million Loan Facility”). The $345 Million Loan Facility consists of a term loan repayable in 20 consecutive quarterly installments, with a balloon payment of $220 million due at maturity in September 2026. The facility bears interest at a rate per annum equal to SOFR plus a Credit Adjustment Spread (“CAS”) of 0.26161% and a margin of 2.05%. The facility is guaranteed by the Partnership and secured by mortgages on the five vessels.

The $345 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain Liquidity equal to or greater than $250,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $345 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment, and cancellation of the facility, including if the aggregate market value of the vessels is less than 125% of the outstanding balance under the facility, upon a total loss or sale of a vessel and customary events of default. As of December 31, 2023, the borrowers and the guarantors were in compliance with all covenants under this facility.

$320 Million Term Loan Facility and $55 Million Revolving Credit Facility with DNB

In September 2018, the Partnership’s subsidiaries which own the Windsor Knutsen, the Bodil Knutsen, the Fortaleza Knutsen, the Recife Knutsen, the Carmen Knutsen and the Ingrid Knutsen (“the Vessels”), entered into senior secured credit facilities (the “Multi-Vessels Facility”) in order to refinance their existing long term bank debt. The Multi-Vessels Facility consisted of a term loan of $320 million and a $55 million revolving credit facility.

On June 2, 2023, the Partnership closed its new five-year $240 million senior secured term loan facility with DNB (the “$240 Million Loan Facility”) and repaid the Multi-Vessels Facility.

$240 Million Senior Secured Term Loan Facility

On June 2, 2023, the Partnership’s subsidiaries which own the Vessels entered into the $240 Million Loan Facility, which consists of a five-year term loan. The $240 Million Loan Facility bears interest at a rate per annum equal to SOFR plus a margin of 2.4% and is repayable in 20 consecutive quarterly installments, with a final payment at maturity in May 2028 of $85.4 million, which amount includes the balloon payment and last quarterly installment. The loan is guaranteed by the Partnership and KNOT Shuttle Tankers AS and secured by mortgages on the Vessels. The Vessels, assignments of earnings, charterparty contracts and insurance proceeds are pledged as collateral for the $240 Million Loan Facility.

The $240 Million Loan Facility contains the following financial covenants:

●	Each borrower shall at all times maintain liquidity equal to or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $240 Million Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the aggregate market value of the vessels is less than 130% of the outstanding balance under the $240 Million Loan Facility (or less than 166% after June 2, 2027), upon a total loss or sale of a vessel and customary events of default. The borrowers and the guarantors are in compliance with all covenants under this facility.

$100 Million Hilda Loan Facility

In May 2017, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $100 million senior secured term loan facility with Mitsubishi UFJ Lease & Finance (Hong Kong) Limited (the “$100 Million Hilda Facility”). The $100 Million Hilda Facility is repayable in 28 consecutive quarterly installments with a final payment at maturity of $58.5 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a Credit Adjustment Spread (“CAS”) of 0.26161% and a margin of 2.2%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in May 2024.

The $100 Million Hilda Facility contains the following primary financial covenants:

●	Positive working capital of the borrower and the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1 million for each additional vessel acquired by the Partnership in excess of eight vessels and $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $100 Million Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 110% of the outstanding loan under the $100 Million Hilda Facility for the first two years, 120% for the third and fourth year and 125% thereafter, upon a total loss or sale of the vessel and customary events of default. As of December 31, 2023, the borrower and the guarantors were in compliance with all covenants under this facility.

On April 5, 2024, the Partnership entered into a new three-year $60 million senior secured term loan facility with DNB (the “$60 Million Hilda Loan Facility”) as described below. The $100 Million Hilda Loan Facility is expected to be repaid in May 2024.

$60 Million Hilda Loan Facility

On April 5, 2024, the Partnership’s subsidiary, Knutsen Shuttle Tankers 14 AS, which owns the vessel Hilda Knutsen, entered into a new $60 million senior secured term loan facility with DNB (the “$60 Million Hilda Facility”), which will refinance and replace the $100 Million Hilda Facility. This refinancing is anticipated to close prior to the maturity date of the expiring facility, and remains subject to execution of definitive documentation and other customary closing conditions. The $60 Million Hilda Facility will be repayable in 12 consecutive quarterly installments with a final payment at maturity of $39.4 million, which includes the balloon payment and last quarterly installment. The facility bears interest at a rate per annum equal to SOFR plus a margin of 2.25%. The Partnership and KNOT Shuttle Tankers AS are the sole guarantors. The facility matures in March 2027.

The $60 Million Hilda Facility contains the following primary financial covenants:

●	The borrower shall at all times maintain liquidity equal or greater than $500,000;
●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 12 additional vessels in excess of 8 vessels (of which a minimum of $10 million must be cash);
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $60 Million Hilda Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of the vessels is less than 135% of the outstanding loan under the $60 Million Hilda Facility, upon a total loss or sale of the vessel and customary events of default.

$172.5 Million Secured Loan Facility

In April 2014, KNOT Shuttle Tankers 20 AS and KNOT Shuttle Tankers 21 AS, the subsidiaries owning the Dan Cisne and Dan Sabia, as the borrowers, entered into a $172.5 million senior secured loan facility. In connection with the Partnership’s acquisition of the Dan Cisne, in December 2014, the $172.5 million senior secured loan facility was split into a tranche related to the Dan Cisne (the “Dan Cisne Facility”) and a tranche related to Dan Sabia (the “Dan Sabia Facility”).

The Dan Cisne Facility and the Dan Sabia Facility were repaid in full at their respective maturity dates in September 2023 and January 2024, with a $10.2 million and a $10.4 million payment, respectively.

$192.1 Million Secured Loan Facility

In July 2019, KNOT Shuttle Tankers 34 AS and KNOT Shuttle Tankers 35 AS, the subsidiary owning the Tove Knutsen and the Synnøve Knutsen, as the borrowers, entered into a $192.1 million secured loan facility. The loan facility is split into a tranche related to the Tove Knutsen (the “Tove Facility”) and a tranche related to the Synnøve Knutsen (the “Synnøve Facility”). The Tove Facility is repayable in quarterly installments with a final balloon payment of $66.6 million due at maturity in September 2025, which includes the balloon payment and last quarterly installment. The Synnøve Facility is repayable in quarterly installments with a final payment of $72.3 million due at maturity in October 2025, which includes the balloon payment and last quarterly installment. The facility bears interest at an annual rate equal to SOFR plus a Credit Adjustment Spread (“CAS”) of 0.26161% and a margin of 1.75%. The facility is secured by a standard security package for a vessel financing, including a vessel mortgage on the Tove Knutsen and the Synnøve Knutsen, assignments of earnings, charterparty contracts and insurance proceeds. The Partnership and KNOT Shuttle Tankers AS guarantee the facility.

The $192.1 Million Secured Loan Facility contains the following financial covenants:

●	Positive working capital of the Partnership;
●	Minimum liquidity of the Partnership of $15 million plus increments of $1.5 million for each owned vessel with less than 12 months remaining tenor on its employment contract up to 8 vessels and $1 million for each owned vessel with less than 12 months remaining tenor on its employment contract in excess of 8 vessels;
●	Minimum book equity ratio for the Partnership of 30%; and
●	Minimum EBITDA to interest ratio for the Partnership of 2.50.

The $192.1 Million Secured Loan Facility also identifies various events that may trigger mandatory reduction, prepayment and cancellation of the facility, including if the market value of either of the vessels falls below 110% of the outstanding loan, upon total loss or sale of the vessels and customary events of default. As of December 31, 2023, the borrower and the guarantors were in compliance with all covenants under this facility.

Revolving Credit Facilities

On August 16, 2023, the Partnership closed the refinancing of the first of its two $25 million revolving credit facilities, with the facility being rolled over with NTT Finance Corporation. The new facility will mature in August 2025, bears interest at a rate per annum equal to SOFR plus a margin of 2.23% and has a commitment fee of 0.5% on any undrawn portion of the facility. The commercial terms of the facility are substantially unchanged from the facility entered into in June 2021 with NTT Finance Corporation.

On November 15, 2023, the Partnership closed the refinancing of the second of its two $25 million revolving credit facilities, with the facility being rolled over with SBI Shinsei Bank, Limited. The new facility will mature in November 2025, bears interest at a rate per annum equal to SOFR plus a margin of 2.0% and has a commitment fee of 0.8% on the undrawn portion of the facility. The commercial terms of the facility are substantially unchanged from the facility entered into in November 2020 with SBI Shinsei Bank, Limited.

Raquel Sale and Leaseback

On December 30, 2020, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 19 AS, which owned the Raquel Knutsen, agreed to enter into a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The closing of the transaction occurred on January 19, 2021. The gross sales price was $94.3 million, and a portion of the proceeds was used to repay the outstanding loan and cancelation of the interest rate swap agreements related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. After repayment of the loan and related interest rate swaps, the Partnership realized net proceeds of $38 million after fees and expenses.

Torill Sale and Leaseback

On June 30, 2022, the Partnership through its wholly owned subsidiary, Knutsen Shuttle Tankers 15 AS, which owned the Torill Knutsen, closed a sale and leaseback agreement with a Japanese-based lessor for a lease period of ten years. The gross sales price was $112.0 million, and a portion of the proceeds was used to repay the outstanding loan related to the vessel. The bareboat rate under the lease consists of a fixed element per day and there is a fixed-price purchase obligation at maturity. After repayment of the previously existing loan the Partnership realized net proceeds of $39 million after fees and expenses.